Retirement-Related Benefits - Expected Benefit Payments (Details) $ in Millions	Dec. 31, 2024 USD ($)
Pension Plan
Expected Benefit Payments
2025	$ 3,338
2026	3,282
2027	3,300
2028	3,243
2029	3,221
2030-2034	15,243
Other Postretirement Benefits Plan
Expected Benefit Payments
2025	272
2026	280
2027	293
2028	299
2029	293
2030-2034	1,350
United States | Pension Plan | Qualified Plan
Expected Benefit Payments
2025	1,136
2026	1,178
2027	1,214
2028	1,202
2029	1,186
2030-2034	5,671
United States | Pension Plan | Nonqualified Plan
Expected Benefit Payments
2025	121
2026	119
2027	116
2028	114
2029	111
2030-2034	507
United States | Other Postretirement Benefits Plan
Expected Benefit Payments
2025	230
2026	237
2027	249
2028	253
2029	246
2030-2034	1,090
Non-U.S. Plans | Pension Plan | Qualified Plan
Expected Benefit Payments
2025	1,833
2026	1,760
2027	1,749
2028	1,710
2029	1,705
2030-2034	8,049
Non-U.S. Plans | Pension Plan | Nonqualified Plan
Expected Benefit Payments
2025	248
2026	224
2027	221
2028	217
2029	218
2030-2034	1,016
Non-U.S. Plans | Other Postretirement Benefits Plan | Qualified Plan
Expected Benefit Payments
2025	16
2026	17
2027	18
2028	18
2029	19
2030-2034	107
Non-U.S. Plans | Other Postretirement Benefits Plan | Nonqualified Plan
Expected Benefit Payments
2025	26
2026	27
2027	27
2028	27
2029	28
2030-2034	$ 153